Ordinary Shares	9 Months Ended
Sep. 30, 2020
Stockholders' Equity Note [Abstract]
Ordinary shares
11. Ordinary Shares
As of December 31, 2019 and September 30, 2020, 500,000,000 ordinary shares had been authorized by the Company. Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors of the Company.
On October 29, 2019, the Company’s shareholders and board of directors approved that immediately prior to the completion of initial public offering, the Company’s authorized share capital will be changed into US$80,000 divided into 800,000,000 ordinary shares of a par value of US$0.0001 each.
On January 17, 2020, the Company completed its IPO and became listed on the Nasdaq Global Market by issuing 7,407,400 American Depositary Shares (“ADSs”) at the price of US$14.00 per ADS for total gross proceeds of US$103.7 million. On February 10, 2020, the underwriters of the IPO have exercised their over-allotment option to purchase an additional 768,350 ADSs of the Company at the IPO price of US$14.00 per ADS. After giving effect to the exercise of the over-allotment option, the Company has issued and sold a total of 8,175,750 ADSs in the IPO, for total net proceeds of US$101.3 million (equivalent to RMB697,788), netting of issuance cost from total gross proceeds of US$114.5 million. Each ten ADSs represent twenty-three ordinary shares of the Company.
On January 17, 2020, the Company also issued 6,078,571 ordinary shares to Everest (see Note 16 for details).
Upon the completion of the IPO, the Company’s then outstanding 30,227,056 Series A Preferred Shares, 23,288,783 Series B Preferred Shares, 3,714,580 Series
B-1
Preferred Shares, 3,301,849 Series
B-2
Preferred Shares, 31,046,360 Series C Preferred Shares and 3,857,143 Series
C-1
Preferred Shares were converted into 30,227,056, 23,288,783, 3,714,580, 3,571,427, 34,420,469 and 4,537,814 ordinary shares, respectively.
On July 15, 2020, the Group’s Board of Directors approved a share repurchase program to repurchase in the open market up to US$20 million worth of outstanding ADSs of the Group. The Group paid total prepayment of US$5,000 (equivalent to RMB34,051) for the share repurchase. As of September 30, 2020, none of the ordinary shares were repurchased.
On September 3, 2020, the Group entered into definitive subscription agreements with a consortium of institutional investors (the “Investors”) to raise approximately US$418 million through a private placement. The consortium is led by Hillhouse Capital Group (“Hillhouse”), with significant participation by GIC Private Limited, and also includes certain other leading Asian and U.S. biotech investment funds, Hillhouse is entitled to nominate one representative to
I-Mab’s
Board of Directors.
The private placement comprises (1) the sale to the Investors of the Group’s 29,133,502 ordinary shares (equivalent to 12,666,740 ADSs) at a purchase price equivalent to US$33 per ADS amounting to approximately US$418 million; and (2) warrants (the “Investor Warrants”, see Note 14(b)) to subscribe for an aggregate of 5,341,267 ordinary shares (equivalent to 2,322,290 ADSs) at an exercise price equivalent to US$45 per ADS, which may further increase the proceeds of approximately US$104.5 million if the Investor Warrants are fully exercised. The Investor Warrants will remain exercisable at the election of the Investors within 12 months after the closing of the private placement.
The subscription agreement with the Hillhouse entities contemplates two closings. The first closing occurred on September 11, 2020, and the second closing is conditioned upon an existing director of the Group having resigned to enable the Hillhouse entities to appoint a director to replace such director and the lemzoparlimab out-licensing
agreement with AbbVie (see Note 16) being or remaining effective. As of September 30, 2020, 20,421,378 ordinary shares and 3,744,032 Investor Warrants were issued to the Investors for total gross proceeds of approximately US$293 million. In December 2020, the Group entered into a written amendment made to the subscription agreement with the Hillhouse entities, which removed one of the two conditions for the second closing that an existing director of the Group having resigned to enable the Hillhouse entities to appoint a director to replace such director. The second closing occurred as the other condition was satisfied and 8,712,124 ordinary shares as well as 1,597,235 Investor Warrants were issued to the Hillhouse entities for total gross proceeds of approximately US$125.0 million.
As of September 30, 2020, 115,888 stock options under 2017 Employee Stock Option Plan were exercised.